DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	9 Months Ended			12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Potentially dilutive securities	276,495,462			137,990,874	66,599,536
Series A Preferred Stock
Potentially dilutive securities	141,835,420			128,056,506	62,671,309
Series B Preferred Stock
Potentially dilutive securities	2,588,693			2,588,693	2,588,693
Stock Options
Potentially dilutive securities	6,426,453	3,093,120	93,520
Convertible Debt
Potentially dilutive securities	125,654,896			4,252,555	1,339,536